Average Annual Total Returns - Class I P and W Shares - Voya Multi-Manager International Factors Fund	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I MSCI EAFE® Index, 1 Yr		Class I MSCI EAFE® Index, 5 Yrs		Class I MSCI EAFE® Index, 10 Yrs	Class I MSCI EAFE® Index, Since Inception		Class I MSCI ACW IndexSM Ex-U.S. 1 Yr		Class I MSCI ACW IndexSM Ex-U.S. 5 Yrs		Class I MSCI ACW IndexSM Ex-U.S. 10 Yrs	Class I MSCI ACW IndexSM Ex-U.S. Since Inception		Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P MSCI EAFE® Index, 1 Yr		Class P MSCI EAFE® Index, 5 Yrs		Class P MSCI EAFE® Index, 10 Yrs	Class P MSCI EAFE® Index, Since Inception		Class P MSCI ACW IndexSM Ex-U.S. 1 Yr		Class P MSCI ACW IndexSM Ex-U.S. 5 Yrs		Class P MSCI ACW IndexSM Ex-U.S. 10 Yrs	Class P MSCI ACW IndexSM Ex-U.S. Since Inception		Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W MSCI EAFE® Index, 1 Yr		Class W MSCI EAFE® Index, 5 Yrs		Class W MSCI EAFE® Index, 10 Yrs	Class W MSCI EAFE® Index, Since Inception		Class W MSCI ACW IndexSM Ex-U.S. 1 Yr		Class W MSCI ACW IndexSM Ex-U.S. 5 Yrs		Class W MSCI ACW IndexSM Ex-U.S. 10 Yrs	Class W MSCI ACW IndexSM Ex-U.S. Since Inception
Total	8.46%	6.71%		4.82%	Feb. 08, 2011	7.77%	5.62%		3.78%	5.39%	4.98%		3.56%	7.82%	[1]	7.45%	[1]	[1]	5.00%	[1]	10.65%	[1]	8.93%	[1]	[1]	4.60%	[1]	9.19%	6.97%		4.94%	Feb. 28, 2019	7.82%	[1]	7.45%	[1]	[1]	5.00%	[1]	10.65%	[1]	8.93%	[1]	[1]	4.60%	[1]	8.46%	6.71%		6.79%	Aug. 07, 2012	7.82%	[1]	7.45%	[1]	[1]	7.39%	[1]	10.65%	[1]	8.93%	[1]	[1]	6.93%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.